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                        BERGER INVESTMENT PORTFOLIO TRUST
                       BERGER INFORMATION TECHNOLOGY FUND
                                (INVESTOR SHARES)

                       SUPPLEMENT DATED NOVEMBER 22, 2000
                                       TO
                                PROSPECTUS DATED
                                  JUNE 26, 2000

         Effective October 17, 2000, the Board of Trustees for the Berger Information Technology Fund approved a seven-for-one share split for the Fund. Shareholders of record as of the close of business on October 16, 2000 each received six additional shares for each share held, which resulted in a split in the Fund's net asset value. The following unaudited financial highlights supplement the audited financial highlights in the Fund's prospectus. The table below reflects the split adjusted net asset value for the Fund.

         The financial highlights are intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows you how much an investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions.

Berger Information Technology Fund - Investor Shares (unaudited)
For a Share Outstanding Throughout the Period

                                                                                                           Period from
                                                                           Year Ended                  July 2, 1999(1) to
                                                                       September 30, 2000(2)          September 30, 1999(2)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $8.21                          $7.64
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From investment operations
     Net investment income (loss)                                              (0.00)(5)                      (0.00)(5)
     Net realized and unrealized gains (losses) from
         investments and foreign currency transactions                          9.43                           0.57
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Total from investment operations                                                9.43                           0.57
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Less dividends and distributions
     Distributions (from capital gains)                                        (0.05)                            --
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Total dividends and distributions                                              (0.05)                            --
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Net asset value, end of period                                                $17.59                          $8.21
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Total Return(6)                                                               114.97%                          7.46%
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Ratios/Supplemental Data:
     Net assets, end of period (in thousands)                                $72,173                         $4,811
     Net expense ratio to average net assets(3)                                 1.63%                          1.83%(4)
     Ratio of net investment loss to average net assets                        (1.36)%                        (1.58)%(4)
     Gross expense ratio to average net assets                                  1.63%                          2.16%(4)
     Portfolio turnover rate(6)                                                   38%                            31%


1. Commencement of investment operations for Investor Shares.
2. All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17, 2000.
3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.
4. Annualized.
5. Amount represents less than $0.01 per share.
6. Not annualized.


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         The following unaudited financial highlights are for the periods ending
February 28, 1998 and 1999, and for the period from March 1, 1999 to July 1, 1999, prior to the Fund's reorganization. Prior to the Fund's reorganization on July 2, 1999, the Fund was known as the InformationTech 100(R) Fund. At the time of the reorganization, the Fund adopted share classes and first began offering the Investor Shares. Therefore, the 0.25% 12b-1 fee paid by the Investor Shares is not reflected in the data on the table.

Berger Information Technology Fund (unaudited)
Supplemental Financial Highlights
For a Share Outstanding Throughout the Period

                                                          Period from                                    Period from
                                                       March 1, 1999 to          Year Ended            April 8, 1997(1)
                                                        July 1, 1999(2)      February 28, 1999(2)   to February 28, 1998(2)
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
Net asset value, beginning of period                       $6.34                    $4.31                   $2.86
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From investment operations
     Net investment income (loss)                          (0.03)                   (0.04)                  (0.01)
     Net realized and unrealized gains
         (losses) from investments and
         foreign currency transactions                      1.43                     2.07                    1.46
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Total from investment operations                            1.40                     2.03                    1.45
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Less dividends and distributions
     Distributions (from capital gains)                    (0.10)                      --                      --
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Total dividends and distributions                          (0.10)                      --                      --
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Net asset value, end of period                             $7.64                    $6.34                   $4.31
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Total Return(5)                                            20.54%                   47.13%                  50.75%
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Ratios/Supplemental Data:
     Net assets, end of period (in thousands)            $18,101                  $12,446                  $2,674
     Net expense ratio to average net assets3               1.48%(4)                 1.50%                   1.50%(4)
     Ratio of net investment loss to
         average net assets                                (1.22)%(4)               (1.19)%                 (1.01)%(4)
     Gross expense ratio to average net assets              2.03%(4)                 2.67%                  12.17%(4)
     Portfolio turnover rate(5)                               11%                      35%                     33%

1. Commencement of investment operations for the Fund.
2. All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17, 2000.
3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.
4. Annualized.
5. Not annualized.

          The Prospectus is amended accordingly to reflect this change.